Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Components of lease expenses
(a)	The components of lease expenses were as follows:

	For the Years Ended December 31,
	2020	2021	2022
Lease cost:
Reduction in the carrying amount of ROU assets	13,432	17,584	15,701
Interest of lease liabilities	1,938	1,613	1,342
Expenses for short-term lease within 12 months	505	443	1,506
Total lease cost	15,875	19,640	18,549

Summary of supplemental cash flow information related to leases

	For the Years Ended December 31,
	2020	2021	2022
Lease cost:
Reduction in the carrying amount of ROU assets	13,432	17,584	15,701
Interest of lease liabilities	1,938	1,613	1,342
Expenses for short-term lease within 12 months	505	443	1,506
Total lease cost	15,875	19,640	18,549

Summary of supplemental balance sheet information related to leases

	For the Years Ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	14,322	20,739	20,507
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	5,516	36,672	16,704
Lease liability settled through termination of lease:
Operating leases	427	2,590	2,493

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2020	2021	2022
Weighted-average remaining lease term
Operating leases	1.3 year	2.4 year	1.9 year
Weighted-average discount rate
Operating lease	6.73% per annum	5.17% per annum	4.58% per annum

Schedule of maturities of lease liabilities

	As of December 31,
	2020	2021	2022
Weighted-average remaining lease term
Operating leases	1.3 year	2.4 year	1.9 year
Weighted-average discount rate
Operating lease	6.73% per annum	5.17% per annum	4.58% per annum